STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 14 – STOCK OPTIONS

Our stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan in October 2016 (“2016 Plan”), our 2017 Equity Incentive Plan in December 2016 (“2017 Plan”), our 2018 Equity Incentive Plan in June 2018 (the “2018 Plan” and together with the 2014 Plan, 2015 Plan, 2016 Plan, the “Prior Plans”), and our 2021 Equity Incentive Plan in September 2021 (“2021 Plan” , and together with the Prior Plans, the “Plans”). The Prior Plans are identical, except for the number of shares reserved for issuance under each. As of September 30, 2022, the Company had granted an aggregate of 214,367 securities under the Plans since inception, with 167,300 shares available for future issuances. The Company made no grants under the plans during the nine months ended September 30, 2022.

The Plans provide for the grant of incentive stock options to our employees and our subsidiaries’ employees, and for the grant of stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. The Prior Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the committee administering the Prior Plans.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option pricing model with a volatility figure derived from historical data. The Company accounts for the expected life of options based on the contractual life of the options.

There were no options issued during the nine months ended September 30, 2022. There was no options activity during the year ended December 31, 2021.

A summary of the stock option activity for the nine months ended September 30, 2022 as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2021	92,116	$148.11	5.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at September 30, 2022	92,116	$148.11	4.74	$-
Exercisable at September 30, 2022	92,116	$148.11	4.74	$-

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$30.00-75.00	44,368	5.51	44,368
75.01-150.00	6,426	4.51	6,426
150.01-225.00	6,079	3.93	6,079
225.01-300.00	33,133	3.96	33,133
300.01-600.00	2,110	3.86	2,110
	92,116		92,116

The aggregate intrinsic value of outstanding stock options was $0, based on options with an exercise price less than the Company’s stock price of $1.73 as of September 30, 2022, which would have been received by the option holders had those option holders exercised their options as of that date.

The fair value of all options that vested during the three months ended September 30, 2022 and 2021 was $0 and $0, respectively. The fair value of all options that vested during the nine months ended September 30, 2022 and 2021 was $0 and $0, respectively. Unrecognized compensation expense of $0 as of September 30, 2022 will be expensed in future periods.

NOTE 14 – STOCK OPTIONS

Our stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan in October 2016 (“2016 Plan”), our 2017 Equity Incentive Plan in December 2016 (“2017 Plan” and together with the 2014 Plan, 2015 Plan, 2016 Plan, the “Prior Plans”), our 2018 Equity Incentive Plan in June 2018 (the “2018 Plan”), and our 2021 Equity Incentive Plan in September 2021 (“2021 Plan” , and together with the Prior Plans, the “Plans”). The Prior Plans are identical, except for the number of shares reserved for issuance under each. As of December 31, 2021, the Company had granted an aggregate of 214,367 securities under the Plans since inception, with 167,300 shares available for future issuances. The Company made no grants under the plans during the years ended December 31, 2021 and 2020.

The Plans provide for the grant of incentive stock options to our employees and our subsidiaries’ employees, and for the grant of stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. The Prior Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the committee administering the Prior Plans.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option pricing model with a volatility figure derived from historical data. The Company accounts for the expected life of options based on the contractual life of the options.

There were no options issued during the years ended December 31, 2021 and 2020.

A summary of the stock option activity for the years ended December 31, 2021 and 2020 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	92,116	$148.11	7.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2020	92,116	$148.11	6.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2021	92,116	$148.11	5.49	$-
Exercisable at December 31, 2021	92,116	$148.11	5.49	$-

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$30.00-75.00	44,368	6.26	44,368
75.01-150.00	6,479	5.26	6,479
150.01-225.00	6,079	4.68	6,079
225.01-300.00	33,133	4.70	33,133
300.01-600.00	2,110	4.60	2,110
	92,116		92,116

The aggregate intrinsic value of outstanding stock options was $0, based on options with an exercise price less than the Company’s stock price of $14.10 as of December 31, 2021, which would have been received by the option holders had those option holders exercised their options as of that date.

The fair value of all options that were vested as of the year ended December 31, 2021 and 2020 was $0 and $0, respectively. Unrecognized compensation expense of $0 as of December 31, 2021 will be expensed in future periods.